Loans and advances to banks (Tables)	12 Months Ended
Dec. 31, 2017
Loans and advances to banks (Tables) [Abstract]
Loans and advances to banks

24.  Loans and advances to banks

	R$ thousand
	On December 31
	2017	2016
Repurchase agreements	21,045,591	85,178,146
Loans to financial institutions	11,207,614	9,667,388
Impairment of loans and advances	(5,481)	(7,398)
Total	32,247,724	94,838,136